Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total net revenue		$ 126,526,546	$ 85,266,306	$ 83,668,441
Total cost of revenue		(128,008,534)	(82,255,771)	(76,469,755)
Gross profit (loss)		(1,481,988)	3,010,535	7,198,686
Operating expenses:
Selling and marketing expenses		(6,989,501)	(8,130,777)	(6,577,396)
General and administrative expenses		(50,338,759)	(11,768,315)	(15,273,231)
Impairment of goodwill		(122,519,218)
Impairment of intangible assets		(64,406,302)
Changes in fair value of receivable for bitcoin collateral		(2,931,287)
Realized gain on sale of Bitcoin		4,578
Total operating expenses		(247,180,489)	(19,899,092)	(21,850,627)
Operating loss		(248,662,477)	(16,888,557)	(14,651,941)
Other income (expense):
Other income (expense), net		(682,737)	2,370,956	716,554
Interest expense, net		(2,238,830)	(537,479)	(523,317)
Total other income (expense), net		(2,921,567)	1,833,477	193,237
Loss before income tax expenses		(251,584,044)	(15,055,080)	(14,458,704)
Income tax benefits		13,465,207	2,369,759	1,200,855
Net loss		(238,118,837)	(12,685,321)	(13,257,849)
Net (loss) income attributable to non-controlling interest		(639,064)	4,464	(180)
Net loss attributable to NIP Group Inc.		(237,479,773)	(12,689,785)	(13,258,029)
Preferred shares redemption value accretion			(35,930,979)	(43,914,707)
Accretion on redeemable non-controlling interest		(30,304)
Net loss attributable to NIP Group Inc.’s shareholders		(237,510,077)	(48,620,764)	(57,172,736)
Other comprehensive (loss) income:
Foreign currency translation (loss) income attributable to non-controlling interest, net of nil tax		185,995	1,628	(1)
Foreign currency translation income (loss) attributable to ordinary shareholders, net of nil tax		35,246,776	(15,947,580)	5,253,255
Total comprehensive loss		(202,686,066)	(28,631,273)	(8,004,595)
Total comprehensive income (loss) attributable to non-controlling interest		(453,069)	6,092	179
Total comprehensive loss attributable to NIP Group Inc.		$ (202,232,997)	$ (28,637,365)	$ (8,004,774)
Net loss per ordinary share
Net loss per ordinary share- basic		$ (1.48)	$ (0.69)	$ (1.54)
Net loss per ordinary share- diluted		$ (1.48)	$ (0.69)	$ (1.54)
Weighted average number of ordinary shares outstanding*
Weighted average number of ordinary shares outstanding- basic	[1],[2]	160,497,641	70,200,374	37,160,593
Weighted average number of ordinary shares outstanding- diluted	[1],[2]	160,497,641	70,200,374	37,160,593
Share-based compensation expense as follows (Note 21):		$ 36,723,969		$ 6,122,348
General and administrative expenses		36,723,969		6,122,348
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net revenue		126,420,693	84,142,409	82,502,622
Total cost of revenue		(128,003,347)	(82,028,621)	(75,884,571)
Related Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total net revenue		105,853	1,123,897	1,165,819
Total cost of revenue		$ (5,187)	$ (227,150)	$ (585,184)

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization and stock split (Note 19).
[2]	The shares and per share data are presented on a retroactive basis to reflect the stock split (Note 16)